Related parties - Shareholders (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shareholder vessel T	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 09, 2023 shareholder vessel
Disclosure of transactions between related parties [line items]
Number of major shareholders | shareholder	1
Suezmax
Disclosure of transactions between related parties [line items]
Number of vessels sold | vessel	5
Vessels | Sapphira - Sale
Disclosure of transactions between related parties [line items]
Property plant and equipment, boat carrying capacity	150,205
Vessels | Statia - Sale
Disclosure of transactions between related parties [line items]
Property plant and equipment, boat carrying capacity	150,205
Vessels | Selena - Sale
Disclosure of transactions between related parties [line items]
Property plant and equipment, boat carrying capacity	150,205
Vessels | Cap Victor - Sale
Disclosure of transactions between related parties [line items]
Property plant and equipment, boat carrying capacity	158,853
Vessels | Cap Felix - Sale
Disclosure of transactions between related parties [line items]
Property plant and equipment, boat carrying capacity	158,765
Subsidiaries | MCA Facilities
Disclosure of transactions between related parties [line items]
Lease agreement, term	3 years
Leases as lessee, related party transactions | $	$ 638	$ 533	$ 335
Trade payables | $	79	$ 197
Parent [member] | CMB
Disclosure of transactions between related parties [line items]
Trade payables | $	$ 6,900
Auxiliary services true-up percentage	0.05
Shipping services true-up percentage	0.0125
Services received, related party transactions | $	$ 14,600
CMB.TECH NV | CMB
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	56.56%
Percentage of voting equity interests acquired	61.59%
24 VLCC tankers
Disclosure of transactions between related parties [line items]
Number of shareholders involved in transaction | shareholder				2
Number of vessels sold | vessel				24